Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent events

35.	Subsequent events
a)	Debentures’ issuance

On January 23, 2023, the Board of Directors approved: (i) the holding of the 19th issuance of simple debentures, in two series, in the initial amount of R$750, with the option of an additional lot of up to 25%; (ii) the possibility of partial distribution of the Offer, provided that the minimum limit of R$500 is observed. The issuance was concluded in the amount of R$500 on February 24, 2023.

b)	Sales and leaseback transactions

In June 2023, the Company entered a Sales and Leaseback transaction signing a Private Instrument of Commitment to Purchase and Sale of Real Estate and subsequent lease, with the purpose of selling 11 GPA supermarket stores to a private fund for a total amount of R$330, R$140 had already been received on June 30, 2023. The remaining amount was received on July 7, 2023. The initial Lease Agreements are for 15 years, except for 3 stores the initial lease agreements are for 18 years, renewable for an additional same period, ensuring the continuity of GPA's operations at the Stores under sustainable financial conditions. The gain on this sales and leaseback operation recognized was R$85 in June 2023. The right of use increased by R$81 and the lease liability increased by R$183.